Expense Example - SEI High Yield Bond & Alternative Credit ETF - SEI High Yield Bond & Alternative Credit ETF	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	362
Expense Example, with Redemption, 10 Years	$ 810